Employee benefit	6 Months Ended
Jun. 30, 2024
Disclosure of information about defined benefit plans [abstract]
Employee benefit	Employee benefit
Defined benefit obligation

(in thousands of euro)	June 30, 2024	December 31, 2023

Allowance for retirement defined benefit	2,118	2,064
Allowance for seniority awards	352	377
Defined benefit obligations	2,470	2,441
Amounts recognized in the statement of financial position are determined as follows (in thousand euros):

As of January 1, 2023	2,550

Service cost	312
Payments (benefits and contributions paid by the employer)	(27)
Actuarial (gain) / loss	(394)

As of December 31, 2023	2,441

Service cost	166
Payments (benefits and contributions paid by the employer)	(22)
Actuarial (gain) / loss	(116)

As of June 30, 2024	2,470
Discount rates used by the Company to evaluate retirement benefits were based on iBoxx Corporate AA. It was 3.60% and 3.20% as of June 30, 2024 and December 31, 2023, respectively.
In addition, the impact of the 2023 pension reform (including the raising of the retirement age) has been recognized as a plan amendment within the meaning of IAS 19, recognized in the income statement and balance sheet with no material impact at June 30, 2023.